Consolidated statements of cash flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Operating activities of continuing operations
Net income/(loss)		SFr 1,686	SFr 1,346
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		465	416
Provision for credit losses		106	121
Deferred tax provision/(benefit)		212	446
Share of net income/(loss) from equity method investments		(51)	(17)
Trading assets and liabilities, net		(11,784)	24,954
(Increase)/decrease in other assets		(2,535)	(2,624)
Increase/(decrease) in other liabilities		1,411	(10,484)
Other, net		7,030	(2,304)
Total adjustments		(5,146)	10,508
Net cash provided by/(used in) operating activities		(3,460)	11,854
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		236	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		2,920	(963)
Purchase of investment securities		(307)	(379)
Proceeds from sale of investment securities		4	255
Maturities of investment securities		394	130
Investments in subsidiaries and other investments		(147)	(306)
Proceeds from sale of other investments		592	637
(Increase)/decrease in loans		(9,867)	(10,171)	[1]
Proceeds from sale of loans		2,460	3,472	[1]
Capital expenditures for premises and equipment and other intangible assets		(554)	(529)
Proceeds from sale of premises and equipment and other intangible assets		29	29
Other, net		222	204
Net cash provided by/(used in) investing activities		(4,018)	(7,920)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,997	6,359
Increase/(decrease) in short-term borrowings		3,844	4,452
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(4,967)	(6,768)
Issuances of long-term debt		14,637	15,911
Repayments of long-term debt		(18,604)	(20,540)
Sale of treasury shares		4,720	6,175
Repurchase of treasury shares		(5,718)	(6,899)
Dividends paid/capital repayments		(696)	(665)
Other, net		1,854	262
Net cash provided by/(used in) financing activities		67	(1,713)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(147)	477
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(7,558)	2,698
Cash and due from banks at beginning of period	[2]	100,047	109,815
Cash and due from banks at end of period	[2]	92,489	112,513
Cash paid for income taxes and interest
Cash paid for income taxes		418	382
Cash paid for interest		6,759	6,352
Bank
Operating activities of continuing operations
Net income/(loss)		1,560	1,258
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		417	372
Provision for credit losses		106	121
Deferred tax provision/(benefit)		241	325
Share of net income/(loss) from equity method investments		(50)	(16)
Trading assets and liabilities, net		(11,946)	25,012
(Increase)/decrease in other assets		(1,688)	(2,461)
Increase/(decrease) in other liabilities		1,685	(10,572)
Other, net		7,173	(2,211)
Total adjustments		(4,062)	10,570
Net cash provided by/(used in) operating activities		(2,502)	11,828
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		237	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		2,920	(963)
Purchase of investment securities		(307)	(379)
Proceeds from sale of investment securities		4	255
Maturities of investment securities		394	130
Investments in subsidiaries and other investments		(147)	(306)
Proceeds from sale of other investments		568	642
(Increase)/decrease in loans		(11,065)	(11,587)	[3]
Proceeds from sale of loans		2,460	3,472	[3]
Capital expenditures for premises and equipment and other intangible assets		(471)	(476)
Proceeds from sale of premises and equipment and other intangible assets		29	80
Other, net		222	204
Net cash provided by/(used in) investing activities		(5,156)	(9,227)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,909	6,640
Increase/(decrease) in short-term borrowings		3,891	4,460
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(4,856)	(6,768)
Issuances of long-term debt		14,659	16,033
Repayments of long-term debt		(18,604)	(20,540)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(11)	(14)
Other, net		280	(772)
Net cash provided by/(used in) financing activities		268	(961)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(150)	486
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(7,540)	2,126
Cash and due from banks at beginning of period	[4]	99,314	109,510
Cash and due from banks at end of period	[4]	91,774	111,636
Cash paid for income taxes and interest
Cash paid for income taxes		400	373
Cash paid for interest		SFr 6,659	SFr 6,220

[1]	Prior period has been corrected.
[2]	Includes restricted cash.
[3]	Prior period has been corrected.
[4]	Includes restricted cash.